UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)
Long Positions 97.1%
Common Stocks 92.7%
Consumer Discretionary 11.5%
Auto Components 1.8%
Autoliv, Inc. (a)	32,600	2,393,492
Goodyear Tire & Rubber Co.* (a)	187,800	1,795,368
TRW Automotive Holdings Corp.* (a)	63,200	3,001,368

		7,190,228
Diversified Consumer Services 0.9%
Career Education Corp.* (a)	67,900	1,207,941
DeVry, Inc. (a)	26,400	1,133,616
ITT Educational Services, Inc.* (a)	23,600	1,380,364

		3,721,921
Hotels Restaurants & Leisure 1.9%
Chipotle Mexican Grill, Inc.*	11,300	2,920,937
Las Vegas Sands Corp.*	43,900	2,198,512
Panera Bread Co. "A"* (a)	27,400	2,746,576

		7,866,025
Household Durables 0.3%
Tupperware Brands Corp. (a)	24,700	1,148,056
Internet & Catalog Retail 0.2%
Netflix, Inc.* (a)	4,300	885,370
Media 2.2%
Clear Channel Outdoor Holdings, Inc. "A"* (a)	73,800	1,014,012
Liberty Media-Starz "A"* (a)	60,900	3,827,260
Madison Square Garden, Inc. "A"* (a)	64,000	1,404,160
Washington Post Co. "B" (a)	7,526	2,837,453

		9,082,885
Multiline Retail 0.3%
Sears Holdings Corp.*	16,800	1,100,400
Specialty Retail 2.9%
American Eagle Outfitters, Inc.	85,200	1,405,800
GameStop Corp. "A"* (a)	114,800	2,286,816
Office Depot, Inc.* (a)	329,200	1,432,020
RadioShack Corp.	69,300	1,278,585
Signet Jewelers Ltd.* (a)	27,900	1,111,257
The Gap, Inc. (a)	199,000	4,250,640

		11,765,118
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc. (a)	46,300	2,617,802
VF Corp.	18,400	1,524,992

		4,142,794
Consumer Staples 4.7%
Beverages 1.0%
Dr. Pepper Snapple Group, Inc. (a)	52,300	1,915,749
Molson Coors Brewing Co. "B" (a)	49,700	2,368,205

		4,283,954
Food & Staples Retailing 0.6%
Whole Foods Market, Inc.* (a)	48,300	2,280,726
Food Products 2.3%
Corn Products International, Inc. (a)	57,500	2,479,400
The Hershey Co. (a)	59,600	2,789,280
Tyson Foods, Inc. "A" (a)	255,100	4,038,233

		9,306,913
Tobacco 0.8%
Lorillard, Inc. (a)	40,700	3,238,906
Energy 8.4%
Energy Equipment & Services 3.0%
Exterran Holdings, Inc.* (a)	62,700	1,421,409
Nabors Industries Ltd.* (a)	114,100	2,520,469
Oceaneering International, Inc.* (a)	43,200	2,985,120
Patterson-UTI Energy, Inc. (a)	108,300	2,137,842
SEACOR Holdings, Inc.*	11,300	1,231,700
Superior Energy Services, Inc.* (a)	58,800	1,963,332

		12,259,872
Oil, Gas & Consumable Fuels 5.4%
Chevron Corp. (a)	27,900	2,259,063
Cobalt International Energy, Inc.* (a)	76,300	866,768
Comstock Resources, Inc.* (a)	95,000	2,327,500
Devon Energy Corp. (a)	65,400	4,615,278
Hess Corp. (a)	62,800	4,399,140
Newfield Exploration Co.* (a)	50,400	3,368,232
Teekay Corp. (a)	63,400	2,021,826
Valero Energy Corp. (a)	122,300	2,382,404

		22,240,211
Financials 15.5%
Capital Markets 0.6%
The Goldman Sachs Group, Inc. (a)	14,600	2,279,644
Commercial Banks 3.5%
Associated Banc-Corp. (a)	151,000	1,932,045
CapitalSource, Inc. (a)	206,700	1,335,282
East West Bancorp., Inc.	62,500	1,083,750
Fifth Third Bancorp. (a)	315,200	3,766,640
KeyCorp (a)	279,300	2,103,129
SunTrust Banks, Inc. (a)	174,500	4,076,320

		14,297,166
Consumer Finance 0.5%
Capital One Financial Corp. (a)	52,100	1,939,683
Diversified Financial Services 0.4%
The NASDAQ OMX Group, Inc.* (a)	76,500	1,641,690
Insurance 2.8%
Allied World Assurance Co. Holdings Ltd. (a)	57,500	3,377,550
Chubb Corp. (a)	62,200	3,546,022
The Travelers Companies, Inc. (a)	87,000	4,697,130

		11,620,702
Real Estate Investment Trusts 7.6%
CommonWealth REIT	105,250	2,634,408
General Growth Properties, Inc. (REIT) (a)	126,700	2,051,273
HCP, Inc. (REIT) (a)	146,500	4,824,245
Hospitality Properties Trust (REIT) (a)	143,900	3,183,068
Nationwide Health Properties, Inc. (REIT) (a)	81,900	2,952,495
Rayonier, Inc. (REIT) (a)	87,600	4,464,096
SL Green Realty Corp. (REIT)	43,900	2,871,060
Ventas, Inc. (REIT) (a)	74,900	3,840,123
Vornado Realty Trust (REIT) (a)	49,600	4,046,368

		30,867,136
Real Estate Management & Development 0.1%
Howard Hughes Corp.*	12,460	507,994
Health Care 12.0%
Biotechnology 3.9%
Biogen Idec, Inc.* (a)	69,100	4,420,327
Celgene Corp.*	20,900	1,241,042
Cephalon, Inc.* (a)	73,500	4,666,515
Gilead Sciences, Inc.* (a)	127,000	4,635,500
Myriad Genetics, Inc.*	43,000	925,790

		15,889,174
Health Care Equipment & Supplies 1.5%
Boston Scientific Corp.* (a)	353,800	2,271,396
St. Jude Medical, Inc.* (a)	43,500	1,683,015
Stryker Corp. (a)	41,100	2,058,699

		6,013,110
Health Care Providers & Services 3.8%
AmerisourceBergen Corp.	58,900	1,817,065
Cardinal Health, Inc. (a)	105,800	3,764,364
CIGNA Corp. (a)	44,800	1,649,088
Coventry Health Care, Inc.*	64,300	1,628,076
Health Management Associates, Inc. "A"*	140,000	1,247,400
LifePoint Hospitals, Inc.* (a)	30,900	1,119,198
McKesson Corp. (a)	26,900	1,718,910
UnitedHealth Group, Inc. (a)	72,500	2,647,700

		15,591,801
Life Sciences Tools & Services 0.9%
Waters Corp.* (a)	48,700	3,743,569
Pharmaceuticals 1.9%
Eli Lilly & Co. (a)	89,500	3,012,570
Forest Laboratories, Inc.* (a)	147,400	4,700,586

		7,713,156
Industrials 10.7%
Aerospace & Defense 3.4%
General Dynamics Corp.	72,200	4,771,698
Northrop Grumman Corp. (a)	76,800	4,737,024
Raytheon Co. (a)	94,800	4,384,500

		13,893,222
Air Freight & Logistics 1.1%
United Parcel Service, Inc. "B" (a)	62,800	4,404,164
Airlines 0.3%
United Continental Holdings, Inc.* (a)	43,600	1,206,848
Building Products 0.4%
Armstrong World Industries, Inc.* (a)	33,800	1,638,286
Commercial Services & Supplies 0.5%
Corrections Corp. of America* (a)	91,000	2,197,650
Construction & Engineering 0.4%
URS Corp.*	37,300	1,474,842
Industrial Conglomerates 0.6%
Carlisle Companies, Inc. (a)	69,700	2,552,414
Machinery 1.5%
Danaher Corp. (a)	62,100	2,685,825
Harsco Corp.	45,000	1,082,700
Timken Co. (a)	52,100	2,269,476

		6,038,001
Road & Rail 2.5%
Norfolk Southern Corp. (a)	78,400	4,717,328
Ryder System, Inc. (a)	58,000	2,500,380
Union Pacific Corp. (a)	32,400	2,919,564

		10,137,272
Information Technology 19.8%
Communications Equipment 1.0%
EchoStar Corp. "A"* (a)	70,400	1,419,968
F5 Networks, Inc.* (a)	22,300	2,940,924

		4,360,892
Computers & Peripherals 1.3%
Dell, Inc.*	290,700	3,843,054
Lexmark International, Inc. "A"* (a)	44,000	1,594,560

		5,437,614
Electronic Equipment, Instruments & Components 2.6%
Itron, Inc.* (a)	62,200	3,531,094
Tech Data Corp.* (a)	81,800	3,604,926
Vishay Intertechnology, Inc.* (a)	243,000	3,465,180

		10,601,200
Internet Software & Services 2.1%
AOL, Inc.* (a)	43,100	1,042,158
Google, Inc. "A"*	6,100	3,389,831
IAC/InterActiveCorp.* (a)	143,800	4,049,408

		8,481,397
IT Services 5.2%
Automatic Data Processing, Inc. (a)	102,800	4,581,796
Computer Sciences Corp. (a)	71,600	3,195,508
International Business Machines Corp. (a)	31,000	4,385,260
MasterCard, Inc. "A"	18,200	4,313,946
Western Union Co. (a)	262,800	4,635,792

		21,112,302
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.*	376,500	2,744,685
Altera Corp. (a)	140,900	4,944,181
Fairchild Semiconductor International, Inc.* (a)	220,700	3,100,835
Intel Corp. (a)	148,200	3,129,984
Maxim Integrated Products, Inc. (a)	189,100	4,396,575

		18,316,260
Software 3.1%
BMC Software, Inc.* (a)	71,800	3,187,920
Microsoft Corp. (a)	186,000	4,689,060
Symantec Corp.* (a)	280,800	4,717,440

		12,594,420
Materials 2.9%
Chemicals 0.6%
Cabot Corp. (a)	28,600	1,023,880
Sigma-Aldrich Corp. (a)	23,300	1,473,026

		2,496,906
Metals & Mining 1.2%
Freeport-McMoRan Copper & Gold, Inc. (a)	46,900	4,751,908
Paper & Forest Products 1.1%
Domtar Corp. (a)	59,000	4,479,280
Telecommunication Services 2.8%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc. (a)	147,300	4,715,073
Wireless Telecommunication Services 1.6%
Telephone & Data Systems, Inc. (a)	121,300	4,327,984
United States Cellular Corp.* (a)	49,700	2,275,266

		6,603,250
Utilities 4.4%
Electric Utilities 2.1%
Duke Energy Corp. (a)	232,500	4,080,375
Exelon Corp. (a)	112,200	4,417,314

		8,497,689
Gas Utilities 0.7%
Energen Corp. (a)	20,800	906,256
Questar Corp. (a)	109,100	1,812,151

		2,718,407
Independent Power Producers & Energy Traders 0.9%
NRG Energy, Inc.* (a)	197,904	3,835,379
Multi-Utilities 0.7%
Ameren Corp. (a)	107,300	3,081,656

Total Common Stocks (Cost $351,104,924)		378,244,536
Cash Equivalents 4.4%
Central Cash Management Fund, 0.21% (b) (Cost $17,916,390)	17,916,390	17,916,390

	% of Net Assets	Value ($)

Total Long Positions (Cost $369,021,314) †	97.1	396,160,926
Other Assets and Liabilities, Net	96.2	392,299,038
Securities Sold Short	(93.3)	(380,527,428)

Net Assets	100.0	407,932,536

†
The cost for federal income tax purposes was $370,824,689.  At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $25,336,237.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,026,542 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,690,305.

	Shares	Value ($)
Common Stocks Sold Short 93.3%
Consumer Discretionary 8.4%
Auto Components 0.4%
Gentex Corp.	81,600	1,712,784
Hotels Restaurants & Leisure 0.5%
Darden Restaurants, Inc.	39,200	1,918,840
Household Durables 2.3%
Fortune Brands, Inc.	79,600	4,703,564
Lennar Corp. "A"	148,700	2,258,753
M.D.C. Holdings, Inc.	88,700	2,214,839

		9,177,156
Internet & Catalog Retail 1.2%
Amazon.com, Inc.	28,100	4,928,740
Media 1.1%
Regal Entertainment Group "A"	97,600	1,317,600
Time Warner, Inc.	110,200	3,249,798

		4,567,398
Specialty Retail 2.0%
CarMax, Inc.	104,100	3,424,890
Urban Outfitters, Inc.	128,200	4,844,678

		8,269,568
Textiles, Apparel & Luxury Goods 0.9%
Fossil, Inc.	38,000	2,570,700
Hanesbrands, Inc.	43,000	1,167,450

		3,738,150
Consumer Staples 8.7%
Beverages 0.7%
PepsiCo, Inc.	43,800	2,830,794
Food & Staples Retailing 4.0%
BJ's Wholesale Club, Inc.	89,300	4,090,833
CVS Caremark Corp.	110,200	3,416,200
Safeway, Inc.	200,300	4,604,897
Sysco Corp.	146,800	4,260,136

		16,372,066
Food Products 4.0%
Archer-Daniels-Midland Co.	46,600	1,350,934
Flowers Foods, Inc.	72,500	1,899,500
Green Mountain Coffee Roasters, Inc.	75,000	2,781,000
Kellogg Co.	97,400	4,795,002
Kraft Foods, Inc. "A"	100,800	3,049,200
McCormick & Co., Inc.	52,100	2,292,921

		16,168,557
Energy 9.1%
Energy Equipment & Services 1.8%
Dresser-Rand Group, Inc.	51,400	1,949,602
Pride International, Inc.	45,300	1,408,830
Schlumberger Ltd.	50,100	3,874,734

		7,233,166
Oil, Gas & Consumable Fuels 7.3%
Alpha Natural Resources, Inc.	29,800	1,476,888
CONSOL Energy, Inc.	30,600	1,283,976
Denbury Resources, Inc.	162,400	2,952,432
EOG Resources, Inc.	51,700	4,598,715
EQT Corp.	58,200	2,355,354
EXCO Resources, Inc.	77,200	1,433,604
Forest Oil Corp.	86,200	2,949,764
Frontier Oil Corp.	150,300	2,334,159
Holly Corp.	48,600	1,746,684
Pioneer Natural Resources Co.	46,100	3,693,071
Range Resources Corp.	88,500	3,716,115
SandRidge Energy, Inc.	288,400	1,488,144

		30,028,906
Financials 15.5%
Capital Markets 2.4%
Bank of New York Mellon Corp.	111,900	3,020,181
Morgan Stanley	81,200	1,986,152
Northern Trust Corp.	94,200	4,738,260

		9,744,593
Commercial Banks 2.0%
Bank of Hawaii Corp.	31,000	1,342,300
Comerica, Inc.	110,000	4,013,900
First Horizon National Corp.	36	345
Regions Financial Corp.	230,000	1,237,400
TCF Financial Corp.	100,500	1,367,805

		7,961,750
Diversified Financial Services 0.3%
MSCI, Inc. "A"	32,000	1,089,920
Insurance 2.5%
Allstate Corp.	159,600	4,645,956
Genworth Financial, Inc. "A"	93,200	1,086,712
MetLife, Inc.	114,700	4,375,805

		10,108,473
Real Estate Investment Trusts 8.0%
Alexandria Real Estate Equities, Inc. (REIT)	59,400	3,964,950
AMB Property Corp. (REIT)	138,300	4,035,594
Annaly Capital Management, Inc. (REIT)	222,900	4,054,551
AvalonBay Communities, Inc. (REIT)	15,000	1,654,950
Boston Properties, Inc. (REIT)	29,100	2,438,580
Corporate Office Properties Trust (REIT)	42,700	1,447,957
Equity Residential (REIT)	78,100	3,903,438
Health Care REIT, Inc. (REIT)	103,600	4,794,608
Taubman Centers, Inc. (REIT)	38,700	1,878,112
UDR, Inc. (REIT)	204,800	4,567,040

		32,739,780
Thrifts & Mortgage Finance 0.3%
Hudson City Bancorp., Inc.	125,700	1,426,695
Health Care 10.3%
Biotechnology 4.4%
Alexion Pharmaceuticals, Inc.	48,100	3,677,245
Amylin Pharmaceuticals, Inc.	151,400	1,940,191
BioMarin Pharmaceutical, Inc.	120,500	3,263,140
Dendreon Corp.	78,500	2,805,590
Human Genome Sciences, Inc.	58,100	1,425,193
Vertex Pharmaceuticals, Inc.	139,600	4,624,948

		17,736,307
Health Care Equipment & Supplies 2.3%
Edwards Lifesciences Corp.	41,200	2,734,032
Gen-Probe, Inc.	50,800	2,634,488
Hill-Rom Holdings, Inc.	29,000	1,147,820
Hologic, Inc.	102,000	1,672,800
ResMed, Inc.	40,000	1,278,000

		9,467,140
Health Care Providers & Services 1.7%
Patterson Companies, Inc.	65,300	1,941,369
VCA Antech, Inc.	164,700	3,597,871
WellPoint, Inc.	27,300	1,521,702

		7,060,942
Pharmaceuticals 1.9%
Merck & Co., Inc.	89,800	3,095,406
Pfizer, Inc.	217,700	3,546,333
Watson Pharmaceuticals, Inc.	23,900	1,164,886

		7,806,625
Industrials 11.9%
Aerospace & Defense 3.1%
Alliant Techsystems, Inc.	19,700	1,456,027
Lockheed Martin Corp.	69,700	4,742,388
Precision Castparts Corp.	35,500	4,901,485
Spirit AeroSystems Holdings, Inc. "A"	86,900	1,691,943

		12,791,843
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	36,300	2,675,673
UTI Worldwide, Inc.	152,700	2,939,475

		5,615,148
Building Products 1.0%
Lennox International, Inc.	75,800	3,334,442
USG Corp.	76,100	965,709

		4,300,151
Commercial Services & Supplies 0.3%
Waste Connections, Inc.	52,150	1,355,900
Construction & Engineering 1.2%
Fluor Corp.	60,300	3,487,149
Quanta Services, Inc.	80,000	1,408,800

		4,895,949
Machinery 2.5%
Navistar International Corp.	27,500	1,407,450
Terex Corp.	107,100	2,600,388
WABCO Holdings, Inc.	80,500	4,000,850
Wabtec Corp.	46,000	2,126,580

		10,135,268
Professional Services 1.4%
Manpower, Inc.	20,500	1,154,560
Robert Half International, Inc.	158,200	4,385,304

		5,539,864
Road & Rail 1.0%
Con-way, Inc.	55,500	1,875,900
Landstar System, Inc.	58,200	2,092,290

		3,968,190
Information Technology 16.1%
Communications Equipment 1.8%
Cisco Systems, Inc.	196,500	3,764,940
JDS Uniphase Corp.	156,700	1,860,029
Juniper Networks, Inc.	49,200	1,673,784

		7,298,753
Computers & Peripherals 1.6%
NCR Corp.	199,600	2,872,244
NetApp, Inc.	68,900	3,509,077

		6,381,321
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	251,400	4,439,724
Dolby Laboratories, Inc. "A"	36,800	2,329,072
Trimble Navigation Ltd.	38,600	1,437,464

		8,206,260
Internet Software & Services 1.5%
Akamai Technologies, Inc.	39,700	2,071,943
Equinix, Inc.	34,400	2,669,440
VistaPrint NV	30,000	1,209,600

		5,950,983
IT Services 0.4%
SAIC, Inc.	107,000	1,639,240
Semiconductors & Semiconductor Equipment 5.3%
Atheros Communications	65,900	2,145,704
Cree, Inc.	28,500	1,857,630
Intersil Corp. "A"	121,600	1,550,400
MEMC Electronic Materials, Inc.	264,600	3,061,422
Silicon Laboratories, Inc.	82,400	3,500,352
Skyworks Solutions, Inc.	192,700	4,904,215
Xilinx, Inc.	175,600	4,762,272

		21,781,995
Software 3.5%
Cadence Design Systems, Inc.	233,900	1,838,454
Electronic Arts, Inc.	196,700	2,932,797
Intuit, Inc.	91,800	4,120,902
Salesforce.com, Inc.	20,500	2,854,010
VMware, Inc. "A"	33,200	2,706,464

		14,452,627
Materials 4.5%
Chemicals 1.9%
Huntsman Corp.	214,300	3,315,221
The Sherwin-Williams Co.	57,500	4,264,775

		7,579,996
Containers & Packaging 1.0%
Bemis Co., Inc.	131,300	4,125,446
Metals & Mining 1.6%
Allegheny Technologies, Inc.	58,200	3,008,940
Commercial Metals Co.	86,200	1,324,894
Nucor Corp.	60,600	2,287,044

		6,620,878
Telecommunication Services 3.9%
Diversified Telecommunication Services 1.9%
Frontier Communications Corp.	335,400	3,052,140
Windstream Corp.	363,300	4,737,432

		7,789,572
Wireless Telecommunication Services 2.0%
Crown Castle International Corp.	75,600	3,140,424
SBA Communications Corp. "A"	125,700	4,921,155

		8,061,579
Utilities 4.9%
Gas Utilities 0.9%
ONEOK, Inc.	72,300	3,695,253
Multi-Utilities 2.9%
CenterPoint Energy, Inc.	142,200	2,222,586
CMS Energy Corp.	234,900	4,221,153
Integrys Energy Group, Inc.	77,100	3,754,770
Sempra Energy	32,200	1,612,898

		11,811,407
Water Utilities 1.1%
Aqua America, Inc.	206,100	4,441,455

Total Common Stocks Sold Short (Proceeds $363,562,945)		380,527,428

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$378,244,536	$—	$—	$378,244,536
Short-Term Investments	17,916,390	—	—	17,916,390
Total	$396,160,926	$—	$—	$396,160,926

Liabilities
Investments Sold Short, at Value(c)	$(380,527,428)	$—	$—	$(380,527,428)
Total	$(380,527,428)	$—	$—	$(380,527,428)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011